Expense Example, No Redemption (Vanguard High Dividend Yield Index Fund Participant)	Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230